DISPOSAL OF ASSETS (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		1 Months Ended							4 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Jan. 31, 2011 Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Front VLCC Shanghai renamed Gulf Eyadah [Member]	Mar. 31, 2011 VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Vessels and Equipment [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Oct. 31, 2011 Vessels and Equipment [Member] Suzemax Front Fighter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Nov. 30, 2011 Vessels and Equipment [Member] Front Hunter [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Delta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Delta [Member]	Sep. 30, 2011 Vessels and Equipment [Member] Front Beta [Member]	Dec. 31, 2011 Vessels and Equipment [Member] Front Beta [Member]	Jan. 31, 2011 Vessels and Equipment [Member] VLCC Front Shanghai [Member]	Sep. 30, 2009 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Duchess [Member]	Mar. 31, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Golden River [Member]	Feb. 28, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Highness [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Ace [Member]	Apr. 30, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Leader [Member]	May 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Breaker [Member]	Apr. 30, 2012 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Oct. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Striver [Member]	Mar. 31, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Vista [Member]	Feb. 28, 2010 Ship Finance International Limited [Member] Vessels and Equipment [Member] Front Vista [Member]	Mar. 31, 2011 Ship Finance International Limited [Member] Vessels and Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Apr. 30, 2010 CalPetro Tankers (Bahamas III) Limited [Member] Vessels and Equipment [Member] Front Voyager [Member]	Dec. 31, 2011 Frontline 2012 [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] VLCC Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Vessels and Equipment [Member] Suzemax Vessels [Member]	Dec. 31, 2011 Frontline 2012 [Member] Newbuildings [Member] VLCC Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Lease termination payments received																			$ 2,400,000	$ 2,900,000	$ 2,900,000	$ 2,400,000
Net gain (loss) on sale											(100,000)		50,000		10,000		(400,000)		3,100,000		2,900,000	2,400,000	(9,300,000)	(8,500,000)		(9,200,000)				100,000	(306,972,000)
Vessel purchase from related party amount																												58,500,000
Lease termination payments paid																							7,700,000	6,600,000	8,100,000			400,000
Impairment losses on vessels and equipment	121,443,000	0	0						121,443,000	27,100,000		30,600,000		18,500,000		20,400,000
Sale leaseback, sale price																		91,200,000									60,000,000		67,000,000
Length of installment period (in years)																											10Y
Proceeds from sale of vessel																														8,300,000
Lease termination payment paid																							7,700,000	6,600,000	8,100,000			400,000
Number of each vessel type or newbuilding contract sold to related party (in number of vessels)																																6	4	5
Leases, Schedule of Leased Assets [Line Items]
Gain on sale leaseback transaction recognized in period						13,800,000		7,500,000
New lease term (in years)					2Y		2Y
Gain being amortized over length of charter						$ 7,900,000		$ 9,500,000
Related Party Transaction [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)				15